Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SHARE-BASED PAYMENTS
Weighted average share price		€ 197.14	€ 130.59
LTI 2024
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 248.23
Weighted average share price	€ 236.3
Expected volatility	23.00%
Weighted average remaining life of awards outstanding	3 years 2 months 12 days
NASDAQ Hundred Total Return Index. | $				$ 25,376.22	$ 20,158.42
LTI 2020
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 222.26	€ 154.24
Weighted average share price	€ 236.3	€ 139.48
Weighted average remaining life of awards outstanding	1 year	1 year 10 months 24 days
Expected volatility of the NASDAQ-100 companies	31.00%			31.00%
Move
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 234.51	€ 137.98
Weighted average share price	€ 236.3	€ 139.48
Expected volatility		0.00%
Expected dividend yield	0.91%	1.52%
Weighted average remaining life of awards outstanding	9 months 18 days	8 months 12 days
Lowest | LTI 2024
SHARE-BASED PAYMENTS
Expected correlation of SAP and the NASDAQ-100 companies	25.00%			25.00%
Lowest | LTI 2020
SHARE-BASED PAYMENTS
Expected volatility	20.00%	15.00%
Expected volatility of the NASDAQ-100 companies		34.00%			34.00%
Expected correlation of SAP and the NASDAQ-100 companies	16.00%	24.00%		16.00%	24.00%
Highest | LTI 2024
SHARE-BASED PAYMENTS
Expected volatility of the NASDAQ-100 companies	34.00%			34.00%
Highest | LTI 2020
SHARE-BASED PAYMENTS
Expected volatility	22.00%	23.00%
Expected volatility of the NASDAQ-100 companies	36.00%			36.00%
Expected correlation of SAP and the NASDAQ-100 companies	21.00%	27.00%		21.00%	27.00%